Note 18 - Salary Deferral Plans	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Compensation Related Costs, General [Text Block]
(18)	Salary Deferral Plans

The Company provides some of its officers non-qualified pension benefits through an Executive Salary Continuation Plan ("the Plan") and Supplemental Executive Retirement Plan (SERP) Agreements ("SERP Agreements"). The Plan and SERP Agreements were established by the Board of Directors to reward executive management for past performance and to provide additional incentive to retain the service of executive management. The Plan and SERP Agreements generally provide executives with benefits of a portion of their salary beginning at retirement through life. As a result, the Company has accrued a liability for future obligations under the Plan and SERP Agreements. At  December 31, 2022 and 2021, the liability related to the Plan totaled $1,575,000 and $1,660,000, respectively. At  December 31, 2022 and 2021 the liability related to the SERP Agreements totaled $4,026,000 and $3,496,000, respectively. The expense incurred for these plans totaled $789,000, $705,000 and $575,000 for the year ended  December 31, 2022, 2021 and 2020, respectively.

The Company has purchased life insurance policies to provide the benefits related to the Plan, which at  December 31, 2022 and 2021 had an aggregate cash surrender value of $6,306,000 and $5,669,000, respectively, and an aggregate face value of insurance policies in force of $16,377,000 and $15,497,000, respectively. The life insurance policies remain the sole property of the Company and are payable to the Company.

The Company has also purchased bank owned life insurance policies on some of its officers. The insurance policies remain the sole property of the Company and are payable to the Company. The cash surrender value of the life insurance contracts totaled $51,701,000 and $40,536,000 and the face amount of the insurance policies in force approximated $121,634,000 and $98,879,000 at  December 31, 2022 and 2021, respectively.

The Company has also purchased Flexible Premium Indexed Deferred Annuity Contracts (“Annuity Contracts”) to provide benefits related to the SERP Agreements. The Annuity Contracts remain the sole property of the Company and are payable to the Company. Included in other assets at  December 31, 2022 and 2021 are the Annuity Contracts with an aggregate value of $24,135,000 and $23,861,000, respectively.